Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended						1 Months Ended	3 Months Ended	1 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Dec. 31, 2012	Jan. 31, 2009	Jan. 31, 2012 Consumer Credit Products [Member]	Jan. 31, 2011 Consumer Credit Products [Member]	Jan. 31, 2012 Walmart U.S. [Member]	Jan. 31, 2011 Walmart U.S. [Member]	Jan. 31, 2010 Walmart U.S. [Member]	Jan. 31, 2012 Walmart International [Member]	Jan. 31, 2011 Walmart International [Member]	Jan. 31, 2010 Walmart International [Member]	Apr. 30, 2011 Dansk Supermarked [Member]	Jun. 30, 2011 Dansk Supermarked [Member] stores	Jun. 30, 2011 Massmart [Member]
Summary Of Significant Accounting Policies [Line Items]
Number Of Reportable Segments	3
Equity method investment, ownership percentage	50.00%															51.00%
Amounts due from banks for these transactions classified as cash	$ 1,200,000,000
Restricted cash	547,000,000	504,000,000									768,000,000	691,000,000
Cash and cash equivalents	6,550,000,000	7,395,000,000	7,907,000,000	6,600,000,000	7,275,000,000						5,600,000,000	7,100,000,000
Accounts receivable consumer credit products, net						1,049,000,000	673,000,000
Reserve for uncollectible receivables	323,000,000	252,000,000				63,000,000	83,000,000
Depreciation expense, including amortization of property under capital leases	8,130,000,000	7,641,000,000	7,157,000,000					4,794,000,000	4,619,000,000	4,352,000,000	2,470,000,000	2,184,000,000	1,979,000,000
Interest costs capitalized on construction projects	60,000,000	63,000,000	85,000,000
Number of stores acquired															147
Goodwill recognized as a result of business acquisition	4,423,000,000	32,000,000						200,000,000	32,000,000		4,223,000,000			748,000,000		3,500,000,000
Impairment charges related to indefinite-lived intangible assets	0	0	0
Advertising costs	2,300,000,000	2,500,000,000	2,400,000,000
Pre-opening costs	308,000,000	320,000,000	227,000,000
Terms of membership	12M
Workers compensation liability	5,000,000
General liability	$ 15,000,000